Additional Information&thinsp;—&thinsp;Condensed Financial Statements of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Additional Information&thinsp;—&thinsp;Condensed Financial Statements of the Parent Company

25. Additional Information — Condensed Financial Statements of the Parent Company

As mentioned in Note 1, the Company was incorporated in the Cayman Islands in January 2023 and didn’t carry out significant operation activities. CCT is the predecessor of the Company, thus, the Company disclosed combined condensed financial statements of the Company and CCT (collectively refer to the “Parent Company” or “Cheche”) as follows:

The condensed financial information of the Parent Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Parent Company uses the equity method to account for investments in its subsidiaries, VIE and subsidiaries of VIE.

The subsidiaries did not pay any dividend to the Parent Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Parent Company, as such, these statements are not the general purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Parent Company.

The Parent Company did not have significant capital and other commitments or guarantees as of December 31, 2024 and 2025.

Condensed statements of operations and comprehensive loss:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating expenses:
General and administrative expenses	(14,272)	(24,307)	(15,488)
Total operating expense	(14,272)	(24,307)	(15,488)
Other expense
Interest income from VIE	1,790	2,107	1,815
Share of loss of subsidiaries, VIE and subsidiaries of VIE	(149,974)	(45,658)	(7,640)
Others, net	3,024	6,856	3,640
Loss before income tax	(159,432)	(61,002)	(17,673)
Income tax expense	(158)	(234)	(116)
Net loss	(159,590)	(61,236)	(17,789)
Accretions to preferred shares redemption value	(762,169)	-	-
Net loss attributable to Cheche’s ordinary shareholders	(921,759)	(61,236)	(17,789)
Net loss	(159,590)	(61,236)	(17,789)
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	1,621	4,739	(6,892)
Fair value changes of amounts due to related party due to own credit risk	(405)	197	(354)
Total comprehensive loss	(158,374)	(56,300)	(25,035)
Accretions to preferred shares redemption value	(762,169)	-	-
Total comprehensive loss to Cheche’s ordinary shareholders	(920,543)	(56,300)	(25,035)

25. Additional Information — Condensed Financial Statements of the Parent Company (Continued)

Condensed balance sheets:

	As of December 31,	As of December 31,
	2024	2025
	RMB	RMB
Current assets:
Cash and cash equivalents	58,898	55,394
Short-term investments	32,423	-
Amount due from the subsidiaries of the Group	879	860
Prepayments and other current assets	4,642	2,912
Total current assets	96,842	59,166
Non-current assets:
Other non-current assets	4,305	2,477
Amounts due from the subsidiaries of the Group	650,302	659,720
Total non-current assets	654,607	662,197
TOTAL ASSETS	751,449	721,363
Current liabilities:
Accrued expenses and other current liabilities	6,468	4,211
Deficit in subsidiaries, VIE and subsidiaries of VIE	383,182	357,519
Amounts due to the subsidiaries of the Group	3,016	2,949
Total current liabilities	392,666	364,679
Non-current liabilities:
Warrant	3,032	1,512
Total non-current liabilities	3,032	1,512
Total liabilities	395,698	366,191
Shareholders’ equity:
Ordinary shares *	6	6
Treasury stock*	(1,025)	(1,025)
Additional paid-in capital*	2,525,741	2,550,197
Accumulated deficit	(2,175,057)	(2,192,846)
Accumulated other comprehensive income/(loss)	6,086	(1,160)
Total shareholders’ equity	355,751	355,172
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	751,449	721,363

*	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).

25. Additional Information — Condensed Financial Statements of the Parent Company (Continued)

Condensed statements of cash flows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash used in operating activities	(20,885)	(26,291)	(33,597)
Cash flows from investing activities
Cash paid for investments in subsidiaries, VIE and subsidiaries of VIE	-	-	-
Placement of short-term investments	-	(161,739)	(17,572)
Cash received from maturities of short-term investments	-	129,392	49,202
Net cash (used in)/generated from investing activities	-	(32,347)	31,630
Cash flows from financing activities
Proceeds from PIPE financing – Prime Impact Cayman LLC	8,609	-	-
Proceeds from PIPE financing – World Dynamic Limited	93,436	-	-
Proceeds from PIPE financing – Goldrock Holdings Limited	35,863	-	-
Proceeds from exercise of share-based awards	-	-	104
Cash payment for settling a dispute with a security holder	-	(3,055)	-
Net cash generated from/(used in) financing activities	137,908	(3,055)	104
Effect of exchange rate changes on cash and cash equivalents and restricted cash	1,002	1,558	(1,641)
Net increase/(decrease) in cash and cash equivalents and restricted cash	118,025	(60,135)	(3,504)
Cash and cash equivalents at beginning of the year	1,008	119,033	58,898
Cash and cash equivalents and restricted cash at end of the year	119,033	58,898	55,394

The Parent Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIE and subsidiaries of VIE.

For the Parent Company only condensed financial information, the Parent Company records its investments in subsidiaries, VIE and subsidiaries of VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed balance sheets as “Investments in subsidiaries, VIE and subsidiaries of VIE” and shares in the subsidiaries, VIE and subsidiaries of VIE’s loss are presented as “Equity in loss of subsidiaries, VIE and subsidiaries of VIE” on the Condensed statements of operations and comprehensive loss. The Parent Company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements. The Parent Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIE and subsidiaries of VIE.